                         Supplement dated July 9, 2004*
 to the Prospectuses and Statements of Additional Information dated April 30, 2004

Product Name                                                                    Prospectus Form #        SAI Form #
American Express Retirement Advisor Variable Annuity(R)                          S-6471 F (4/04)       S-6343 A (4/04)
American Express Retirement Advisor Advantage(R) Variable Annuity/
   American Express Retirement Advisor Select Variable Annuity(R)                S-6410 D (4/04)       S-6343 A (4/04)

The following FUND NAME and SUBADVISER changes will be effective on July 9, 2004.

Old Name                             New Name
AXP Variable Portfolio -             AXP Variable Portfolio - Threadneedle
Emerging Markets Fund                Emerging Markets Fund

AXP Variable Portfolio -             AXP Variable Portfolio - Threadneedle
International Fund                   International Fund

The Variable Account and the Funds

Under the heading "Investment Adviser" in the table, the subadviser information for the funds listed below has been revised as follows:

---------------------------------------- ---------------------------------------
Fund Name                                Investment Adviser
---------------------------------------- ---------------------------------------
AXP Variable Portfolio - Threadneedle    AEFC, adviser; Threadneedle
Emerging Markets Fund                    International Limited (Threadneedle),
                                         an indirect wholly owned subsidiary of
                                         AEFC, subadviser.
---------------------------------------- ---------------------------------------
AXP Variable Portfolio - Threadneedle    AEFC, adviser; Threadneedle , an
International Fund                       indirect wholly owned subsidiary of
                                         AEFC, subadviser.
---------------------------------------- ---------------------------------------




S-6471-4 A (7/04)

* Valid until next prospectus update.
Destroy May 1, 2005